Income taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Taxable income	$ (979)
Operating losses carry forward	3,800,000			$ 3,200,000
Allowance on deferred tax assets on operating losses	631,377			544,385
Singapore Subsidiaries [Member]
Allowance on deferred tax assets on operating losses	600,000			500,000
Malaysia Subsidiaries [Member]
Allowance on deferred tax assets on operating losses	$ 600,000			$ 500,000
SINGAPORE
Income tax description	The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.
Foreign income tax rate	17.00%	17.00%
SINGAPORE | 75% [Member]
Taxable income	$ 8,000	$ 10,000
SINGAPORE | 50% [Member]
Taxable income	$ 144,000	$ 190,000
MALAYSIA
Foreign income tax rate	24.00%	24.00%